Goldman Sachs Moderate Allocation Fund Expense Example - A C Inst Serv Inv R R6 [Member] - Goldman Sachs Moderate Allocation Fund	Dec. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 648
Expense Example, with Redemption, 3 Years	869
Expense Example, with Redemption, 5 Years	1,107
Expense Example, with Redemption, 10 Years	1,790
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	570
Expense Example, with Redemption, 5 Years	985
Expense Example, with Redemption, 10 Years	2,143
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	889
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,472
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,020
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,596
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	389
Expense Example, with Redemption, 10 Years	$ 877